Other Non-current Assets (Details) - USD ($)				12 Months Ended
		Mar. 16, 2026	Oct. 18, 2025	Jun. 30, 2026	Jun. 30, 2025
Other Non-current Assets (Details) [Line Items]
Restricted shares granted to consultants			1,000,000
Shares retrospectively adjusted for effect of reverse stock splits		12,486	10,000
Grant date price per restricted share			$ 0.515
Post-split grant date price per restricted share			$ 51.5
Grant date value of restricted shares granted			$ 515,000
Payment for equity investment	[1]			$ 1,599,163	$ 0
HashBeaver Tech Limited [Member]
Other Non-current Assets (Details) [Line Items]
Payment for equity investment				$ 1,600,000
Number of ordinary shares subscribed				1,600,000

[1]	The payment for equity investment represents a US$1,600,000 deposit paid by the Group in connection with the proposed subscription of 1,600,000 ordinary shares of hashbeaver. As of June 30, 2026, the carrying amount was US$1,599,163, with the difference attributable to foreign currency translation adjustments.